                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Firsthand Capital Management, Inc.
                 -------------------------------
   Address:      125 South Market
                 -------------------------------
                 Suite 1200
                 -------------------------------
                 San Jose, California 95113
                 -------------------------------

Form 13F File Number: 28-04505
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Landis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (408) 294-2200
         -------------------------------

Signature, Place, and Date of Signing:

            /s/ Kevin Landis          San Jose, California     02/03/06
   -------------------------------    --------------------   -------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                        --------------------

Form 13F Information Table Entry Total:         125
                                        --------------------

Form 13F Information Table Value Total: $       780,744
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-42                        The Equitable Life Assurance Society
    ------       -----------------         ------------------------------------

                       Firsthand Capital Management, Inc.
                                     FORM 13F
                                  as of 12/31/05

      COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------- --------------- --------- --------    -------------------- ---------- -------- ----------------------
                                                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE     SHARED   NONE
--------------------- --------------- --------- --------    --------- ---- ----- ---------- -------- --------- -------- ------
Corning, Inc.         Common Stock    219350105 $ 46,071.74 2,343,425 SH         SOLE                2,342,595             830
Netflix, Inc.         Common Stock    64110L106 $ 35,813.91 1,323,500 SH         SOLE                1,323,500
VeriSign, Inc.        Common Stock    92343E102 $ 35,600.71 1,624,120 SH         SOLE                1,623,375             745
Applied
 Materials, Inc.      Common Stock    038222105 $ 29,890.50 1,666,137 SH         SOLE                1,665,512             625
Texas
 Instruments, Inc.    Common Stock    882508104 $ 26,733.62   833,602 SH         SOLE                  833,070             532
ASML Holding N.V.     Common Stock    N07059111 $ 25,637.50 1,276,768 SH         SOLE                1,276,033             735
Cypress
 Semiconductor Corp.  Common Stock    232806109 $ 25,523.18 1,791,100 SH         SOLE                1,791,100
Cisco Systems, Inc.   Common Stock    17275R102 $ 25,492.11 1,489,025 SH         SOLE                1,488,330             695
Comverse Technology,
 Inc.                 Common Stock    205862402 $ 25,105.35   944,165 SH         SOLE                  944,165
Akamai Technologies,
 Inc.                 Common Stock    00971T101 $ 20,804.93 1,043,900 SH         SOLE                1,043,900
Symbol Technologies,
 Inc.                 Common Stock    871508107 $ 20,768.40 1,620,000 SH         SOLE                1,620,000
Western Digital
 Corp.                Common Stock    958102105 $ 20,136.02 1,082,000 SH         SOLE                1,082,000
Taiwan Semiconductor
 Manufacturing
 Co. - ADR            ADR             874039100 $ 19,891.79 2,007,244 SH         SOLE                2,005,284            1960
QUALCOMM, Inc.        Common Stock    747525103 $ 17,742.33   411,846 SH         SOLE                  411,415             431
SanDisk Corp.         Common Stock    80004C101 $ 17,450.45   277,785 SH         SOLE                  277,445             340
SAP AG - ADR          ADR             803054204 $ 13,961.11   309,765 SH         SOLE                  309,460             305
Aeroflex, Inc.        Common Stock    007768104 $ 13,844.66 1,287,875 SH         SOLE                1,287,875
Adobe Systems, Inc.   Common Stock    00724F101 $ 13,177.31   356,529 SH         SOLE                  356,155             374
Microsoft Corp.       Common Stock    594918104 $ 12,807.96   489,788 SH         SOLE                  489,425             363
Amdocs Ltd.           Common Stock    G02602103 $ 12,779.25   464,700 SH         SOLE                  464,245             455
Flextronics
 International Ltd.   Common Stock    Y2573F102 $ 12,618.78 1,208,695 SH         SOLE                1,207,605            1090
Wind River Systems,
 Inc.                 Common Stock    973149107 $ 12,592.90   852,600 SH         SOLE                  852,600
Zoran Corp.           Common Stock    98975F101 $ 12,327.71   760,500 SH         SOLE                  760,500
Tekelec, Inc.         Common Stock    879101103 $ 12,173.62   875,800 SH         SOLE                  875,800
Pixar                 Common Stock    725811103 $ 12,078.42   229,105 SH         SOLE                  228,865             240
Agilent
 Technologies, Inc.   Common Stock    00846U101 $ 11,665.61   350,424 SH         SOLE                  350,046             378
UTStarcom, Inc.       Common Stock    918076100 $ 11,273.44 1,398,690 SH         SOLE                1,398,690
Oracle Corp.          Common Stock    68389X105 $ 11,115.56   910,365 SH         SOLE                  909,465             900
Altera Corp.          Common Stock    021441100 $ 10,061.68   542,994 SH         SOLE                  542,390             604
Xilinx, Inc.          Common Stock    983919101 $  9,634.08   382,153 SH         SOLE                  381,755             398
Manhattan
 Associates, Inc.     Common Stock    562750109 $  8,550.40   417,500 SH         SOLE                  417,500
Google, Inc.          Common Stock    38259P508 $  8,423.32    20,304 SH         SOLE                   20,285              19
Intel Corp.           Common Stock    458140100 $  8,241.39   330,184 SH         SOLE                  329,865             319
Citrix Systems, Inc.  Common Stock    177376100 $  8,052.50   279,795 SH         SOLE                  279,795
Stratex Networks,
 Inc.                 Common Stock    86279T109 $  7,749.24 2,164,591 SH         SOLE                2,164,591
Semiconductor
 Manufacturing
 International Corp.  Common Stock    81663N206 $  7,165.60 1,060,000 SH         SOLE                1,060,000
JDS Uniphase Corp.    Common Stock    46612J101 $  7,080.00 3,000,000 SH         SOLE                3,000,000
TriQuint
 Semiconductor, Inc.  Common Stock    89674K103 $  6,819.18 1,532,400 SH         SOLE                1,532,400
eBay, Inc.            Common Stock    278642103 $  6,794.14   157,090 SH         SOLE                  156,965             125
Napster, Inc.         Common Stock    630797108 $  6,586.62 1,871,200 SH         SOLE                1,871,200
Websense, Inc.        Common Stock    947684106 $  6,360.52    96,900 SH         SOLE                   96,900
Nokia Corp. - ADR     ADR             654902204 $  6,266.19   342,415 SH         SOLE                  342,110             305
InfoSpace, Inc.       Common Stock    45678T201 $  6,152.91   238,300 SH         SOLE                  238,300
L-3 Communications
 Holdings, Inc.       Common Stock    502424104 $  5,948.00    80,000 SH         SOLE                   80,000
Intevac, Inc.         Common Stock    461148108 $  5,942.64   450,200 SH         SOLE                  450,200
PMC-Sierra, Inc.      Common Stock    69344F106 $  5,826.45   755,700 SH         SOLE                  755,700
IAC/InterActiveCorp.  Common Stock    44919P300 $  5,588.88   197,417 SH         SOLE                  197,273             144
Zebra Technologies
 Corporation          Common Stock    989207105 $  5,334.83   124,500 SH         SOLE                  124,500
TranSwitch Corp.      Common Stock    894065101 $  5,275.89 2,883,000 SH         SOLE                2,883,000
Sybase, Inc.          Common Stock    871130100 $  4,372.00   200,000 SH         SOLE                  200,000
Harris Corp.          Common Stock    413875105 $  4,301.00   100,000 SH         SOLE                  100,000
ViaSat, Inc.          Common Stock    92552V100 $  4,124.44   154,300 SH         SOLE                  154,300
Teradyne, Inc.        Common Stock    880770102 $  4,027.66   276,435 SH         SOLE                  276,185             250
AutoDesk, Inc.        Common Stock    052769106 $  3,193.12    74,345 SH         SOLE                   74,265              80
Skyworks Solutions,
 Inc.                 Common Stock    83088M102 $  2,536.35   498,300 SH         SOLE                  498,300
Kopin Corp.           Common Stock    500600101 $  2,027.20   378,915 SH         SOLE                  378,915
Freescale
 Semiconductor, Inc.  Common Stock    35687M206 $  1,918.16    76,208 SH         SOLE                   76,208
Monster
 Worldwide, Inc.      Common Stock    611742107 $  1,861.39    45,600 SH         SOLE                   45,600
Time Warner, Inc.     Common Stock    887317105 $  1,789.34   102,600 SH         SOLE                  102,600
Fair Isaac Corp.      Common Stock    303250104 $  1,766.80    40,000 SH         SOLE                   40,000
Novell, Inc.          Common Stock    670006105 $  1,644.15   186,200 SH         SOLE                  186,200
CheckFree Corp.       Common Stock    162813109 $  1,606.50    35,000 SH         SOLE                   35,000
Applied Micro
 Circuits Corp.       Common Stock    03822W109 $  1,541.74   599,900 SH         SOLE                  599,900
First Data Corp.      Common Stock    319963104 $  1,505.35    35,000 SH         SOLE                   35,000
CNET Networks, Inc.   Common Stock    12613R104 $  1,457.25    99,200 SH         SOLE                   99,200
FLIR Systems, Inc.    Common Stock    302445101 $  1,451.45    65,000 SH         SOLE                   65,000
Yahoo! Inc.           Common Stock    984332106 $  1,395.40    35,615 SH         SOLE                   35,615
PDF Solutions, Inc.   Common Stock    693282105 $  1,277.25    78,600 SH         SOLE                   78,600
TeleCommunication
 Systems, Inc. - A    Common Stock    87929J103 $  1,226.72   557,600 SH         SOLE                  557,600
Applied Films Corp.   Common Stock    038197109 $  1,221.28    58,800 SH         SOLE                   58,800
Airspan Networks,
 Inc.                 Common Stock    00950H102 $  1,217.66   214,000 SH         SOLE                  214,000
LivePerson, Inc.      Common Stock    538146101 $  1,191.56   212,400 SH         SOLE                  212,400
Expedia, Inc.         Common Stock    30212P105 $  1,190.43    49,684 SH         SOLE                   49,684
RSA Security, Inc.    Common Stock    749719100 $  1,123.00   100,000 SH         SOLE                  100,000
Emdeon Corp.          Common Stock    290849108 $  1,099.80   130,000 SH         SOLE                  130,000
Synaptics, Inc.       Common Stock    87157D109 $  1,045.66    42,300 SH         SOLE                   42,300
Finisar Corp.         Common Stock    31787A101 $    991.12   476,500 SH         SOLE                  476,500
Dell, Inc.            Common Stock    24702R101 $    899.70    30,000 SH         SOLE                   30,000
Alvarion Ltd.         Common Stock    M0861T100 $    890.31   102,100 SH         SOLE                  102,100
ActivCard Corp.       Common Stock    00506J107 $    889.95   255,000 SH         SOLE                  255,000
Altiris, Inc.         Common Stock    02148M100 $    861.39    51,000 SH         SOLE                   51,000
ValueClick, Inc.      Common Stock    92046N102 $    838.49    46,300 SH         SOLE                   46,300
Verint Systems, Inc.  Common Stock    92343X100 $    834.17    24,200 SH         SOLE                   24,200
Packeteer, Inc.       Common Stock    695210104 $    818.18   105,300 SH         SOLE                  105,300
Overstock.com, Inc.   Common Stock    690370101 $    810.72    28,800 SH         SOLE                   28,800
Symantec Corp.        Common Stock    871503108 $    770.00    44,000 SH         SOLE                   44,000
Microvision, Inc.     Common Stock    594960106 $    656.28   182,300 SH         SOLE                  182,300
Lionbridge
 Technologies, Inc.   Common Stock    536252109 $    651.46    92,800 SH         SOLE                   92,800
Power Integrations,
 Inc.                 Common Stock    739276103 $    650.01    27,300 SH         SOLE                   27,300
Anteon Corp           Common Stock    03674E108 $    635.90    11,700 SH         SOLE                   11,700
EMC Corp.             Common Stock    268648102 $    620.12    45,530 SH         SOLE                   45,530
Vyyo, Inc.            Common Stock    918458209 $    617.76   127,900 SH         SOLE                  127,900
OpenTV Corp.          Common Stock    G67543101 $    600.99   268,300 SH         SOLE                  268,300
Volterra
 Semiconductor Corp.  Common Stock    928708106 $    600.00    40,000 SH         SOLE                   40,000
WebEx
 Communications, Inc. Common Stock    94767L109 $    584.01    27,000 SH         SOLE                   27,000
Hi/fn, Inc.           Common Stock    428358105 $    560.30   100,000 SH         SOLE                  100,000
Trident
 Microsystems, Inc.   Common Stock    895919108 $    540.00    30,000 SH         SOLE                   30,000
Microtune, Inc.       Common Stock    59514P109 $    504.99   121,100 SH         SOLE                  121,100
Apple Computer, Inc.  Common Stock    037833100 $    501.79     6,980 SH         SOLE                    6,980
Avici Systems, Inc.   Common Stock    05367L802 $    488.75   125,000 SH         SOLE                  125,000
Amazon.com, Inc.      Common Stock    023135106 $    471.50    10,000 SH         SOLE                   10,000
Priceline.com, Inc.   Common Stock    741503403 $    446.40    20,000 SH         SOLE                   20,000
International
 Business Machines
 Corp.                Common Stock    459200101 $    411.00     5,000 SH         SOLE                    5,000
iVillage, Inc.        Common Stock    46588H105 $    401.00    50,000 SH         SOLE                   50,000
JAMDAT Mobile, Inc.   Common Stock    47023T100 $    398.70    15,000 SH         SOLE                   15,000
Comcast Corp. -
 Special CL A         Common Stock    20030N200 $    385.35    15,000 SH         SOLE                   15,000
Witness Systems, Inc. Common Stock    977424100 $    381.60    19,400 SH         SOLE                   19,400
NIDEC Corp            Common Stock    654090109 $    372.21    17,200 SH         SOLE                   17,200
RADWARE LTD.          Common Stock    M81873107 $    363.20    20,000 SH         SOLE                   20,000
WebSideStory, Inc.    Common Stock    947685103 $    362.60    20,000 SH         SOLE                   20,000
PlanetOut, Inc.       Common Stock    727058109 $    347.60    40,000 SH         SOLE                   40,000
Cognos, Inc.          Common Stock    19244C109 $    347.10    10,000 SH         SOLE                   10,000
Universal Display
 Corp                 Common Stock    91347P105 $    315.30    30,000 SH         SOLE                   30,000
Affiliated Computer
 Services, Inc.       Common Stock    008190100 $    295.90     5,000 SH         SOLE                    5,000
Zygo Corp.            Common Stock    989855101 $    293.80    20,000 SH         SOLE                   20,000
Ceragon Networks Ltd. Common Stock    M22013102 $    289.03    74,300 SH         SOLE                   74,300
Accenture Ltd. - A    Common Stock    G1150G111 $    288.70    10,000 SH         SOLE                   10,000
Dassault Systemes SA  Common Stock    237545108 $    282.55     5,000 SH         SOLE                    5,000
Avanex Corp.          Common Stock    05348W109 $    274.00   200,000 SH         SOLE                  200,000
3D Systems
 Corporation          Common Stock    88554D205 $    214.20    11,900 SH         SOLE                   11,900
Syntel, Inc.          Common Stock    87162H103 $    208.30    10,000 SH         SOLE                   10,000
PowerDsine, Ltd.      Common Stock    M41415106 $    206.10    30,000 SH         SOLE                   30,000
Ramtron International
 Corp.                Common Stock    751907304 $    200.00   100,000 SH         SOLE                  100,000
Symmetricom, Inc.     Common Stock    871543104 $    194.81    23,000 SH         SOLE                   23,000
Therma-Wave, Inc.     Common Stock    88343A108 $    130.56    91,300 SH         SOLE                   91,300
                                            125 $   780,744